NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2021
Nature Of Operations
NATURE OF OPERATIONS

1.	NATURE OF OPERATIONS

Grande West Transportation Group Inc. was incorporated on December 4, 2012 under the laws of British Columbia. The Company conducts its active operations in Canada through its wholly owned operating subsidiary, Grande West Transportation International Ltd. (“GWTI”), which was incorporated on September 2, 2008 under the laws of British Columbia. Subsequent to year end, on March 24, 2021 the Company changed its name to Vicinity Motor Corp. (“Vicinity”, “VMC” or the “Company”). The Company also conducts its active operations in the U.S. through a wholly owned subsidiary, Grande West Transportation USA Inc. (“GWTUSA”), incorporated on April 8, 2014 under the laws of the State of Delaware. The Company’s head office is located at 3168 262nd Street, Aldergrove, British Columbia. The Company’s current operation focuses on manufacturing, engineering, designing, servicing, and selling of the Vicinity branded transit buses.

During the year ended December 31, 2020, the coronavirus known as COVID-19 was announced as a global pandemic. As a result of global volatility, the Company has put in place business continuity plans to adapt to evolving market conditions. Even after taking into consideration the negative effects of the current COVID-19 pandemic on our delivery schedule, the Company has determined that there is no change in the Company’s conclusion about its ability to continue as a going concern. However, the duration and impact of COVID-19 is unknown at this time and it is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Company in future periods. The Canadian Government has implemented policies giving aid to businesses due to COVID-19. As a result the Company has received $nil for the year ended December 31,2021, and $393 in aid for the year ended December 31, 2020 which was recognized as a decrease in salary expenses.